Transactions with Related Parties (Details Narrative 1) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 02, 2015	Jan. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Commissions related party					$ 24,931	$ 437,817	$ 708,153
Due to related parties			$ 1,259,780		337,904	1,259,780
Seacommercial [Member]
Related Party Transaction [Line Items]
Commissions related party					24,931	437,817
Due to related parties			$ 12,104		$ 0	12,104
Seacommercial [Member] | MV Pearl Seas And MV Kind Seas And MV Calm Seas And MV Deep Seas [Member]
Related Party Transaction [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels		1.00%
Commission amount payable to the management company for the purchase, sale and construction of vessels		$ 143,050
Seacommercial [Member] | MV Sapphire Seas And MV Diamond Seas [Member]
Related Party Transaction [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels			1.00%
Commission amount payable to the management company for the purchase, sale and construction of vessels			$ 70,000			$ 70,000
Seacommercial [Member] | M/V Dream Seas And M/V Gentle Seas And M/V Peaceful Seas And M/V Friendly Seas [Member]
Related Party Transaction [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels				1.00%
Commission amount payable to the management company for the purchase, sale and construction of vessels				$ 632,000
Brokerage Services Agreements [Member] | Seacommercial [Member]
Related Party Transaction [Line Items]
Charter hire commission payable to the management company	1.25%
Commission rate payable to the management company for the purchase, sale and construction of vessels	1.00%